Leases - Schedule of Lease Obligations (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Lease Obligations [Line Items]
Current Lease	€ 10,163	€ 12,203
Non-current Lease	6,068	10,059
Total Lease	€ 16,231	€ 22,261	€ 36,325
Botton of Range [Member]
Schedule of Lease Obligations [Line Items]
Current, Discount Rate	3.00%
Current, Maturity	2025
Non-current, Discount Rate	3.00%
Non-current, Maturity	2026
Top of Range [Member]
Schedule of Lease Obligations [Line Items]
Current, Discount Rate	4.50%
Current, Maturity	2028
Non-current, Discount Rate	4.50%
Non-current, Maturity	2028